Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, authorized (in Shares)	[1]	3,500,000,000	3,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, issued (in Shares)	[1]	32,161,978	20,419,678
Ordinary shares, outstanding (in Shares)	[1]	32,161,978	20,419,678
Class B Ordinary Shares
Ordinary shares, authorized (in Shares)	[1]	1,500,000,000	1,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, issued (in Shares)	[1]	6,567,272	6,567,272
Ordinary shares, outstanding (in Shares)	[1]	6,567,272	6,567,272

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 23).